Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	£ 2,836	£ 10,057	£ 7,546	£ 10,928
Net Foreign Currency Assets Liabilities	265	22	175
Foreign exchange risk [member] | Pounds Sterling
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,588	10,057	7,247
Foreign exchange risk [member] | US Dollar
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	248		120
Net Foreign Currency Assets Liabilities	248		120
Foreign exchange risk [member] | Euro
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			179
Net Foreign Currency Assets Liabilities	17	22	54
Foreign exchange risk [member] | Other
IfrsStatementLineItems [Line Items]
Net Foreign Currency Assets Liabilities			£ 1